Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	The 2018 ATM Offering [Member] Common Stock [Member]	The 2018 ATM Offering [Member]	The 2017 Purchase Agreement [Member] Common Stock [Member]	The 2017 Purchase Agreement [Member]	The 2018 Purchase Agreement [Member] Common Stock [Member]	The 2018 Purchase Agreement [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2016							15,722,000
Balance at Dec. 31, 2016							$ 218,034	$ 28,719	$ (4,298)	$ (235,127)	$ 7,328
Common shares issued (in shares)							7,473,000
Common shares issued							$ 8,204				8,204
Stock-based compensation								510			510
Net loss										(5,733)	(5,733)
Shares issued on redemption of restricted share units (in shares)							150,000
Shares issued on redemption of restricted share units							$ 171	(171)
Balance (in shares) at Jun. 30, 2017							23,345,000
Balance at Jun. 30, 2017							$ 226,409	29,058	(4,298)	(240,860)	10,309
Balance (in shares) at Dec. 31, 2016							15,722,000
Balance at Dec. 31, 2016							$ 218,034	28,719	(4,298)	(235,127)	7,328
Common shares issued (in shares)				357,143
Balance (in shares) at Dec. 31, 2017							27,502,000
Balance at Dec. 31, 2017							$ 231,923	29,365	(4,316)	(246,770)	$ 10,202
Common shares issued (in shares)	1,430,000	1,429,847	5,232,000	5,231,953	170,000	170,261
Common shares issued	$ 5,246	$ 5,246	$ 14,995	$ 14,995	$ 600	$ 600
Common shares issued upon exercise of stock options (in shares)							77,000				77,000
Common shares issued upon exercise of stock options							$ 317	(134)			$ 183
Stock-based compensation								2,743			2,743
Other comprehensive loss									(6)		(6)
Net loss										(17,076)	(17,076)
Balance (in shares) at Jun. 30, 2018							34,411,000
Balance at Jun. 30, 2018							$ 253,081	$ 31,974	$ (4,332)	$ (263,846)	$ 16,887